Operating Leases (Details) - Schedule of Undiscounted Cash Flows - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Undiscounted Cash Flows [Abstract]
2024	$ 73,667
Total undiscounted operating lease payments	73,667
Less: imputed interest	(1,437)
Present value of operating lease liabilities	$ 72,230	$ 161,513